Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Ab Inbev's Material Tax Proceedings Related to Ambev and Its Subsidiaries
As of 31 December 2023 and 31 December 2022, AB InBev’s material tax proceedings are related to Ambev and its subsidiaries. Estimates of amounts of possible loss are as follows:

Million US dollar	31 December 2023	31 December 2022
.
Income tax and social contribution	13 141	11 586
Value-added and excise taxes	5 528	4 965
Other taxes	953	854
	19 622	17 405